Share-Based Compensation & Warrants (Details - Assumptions)	6 Months Ended
Jun. 30, 2022
Expected dividend yield	0.00%
Minimum [Member]
Risk-free interest rate	0.24%
Expected life of warrants	3 years 3 months 29 days
Expected volatility rate	169.00%
Maximum [Member]
Risk-free interest rate	3.04%
Expected life of warrants	10 years
Expected volatility rate	273.00%